Financial risk management - Exposure to foreign exchange risk - Sensitivity Analysis (Details) € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2023 USD ($) $ / €	Dec. 29, 2023 $ / €	Jul. 19, 2023 $ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €
Financial risk management
Assets, fair value | €	€ 41,706				€ 90,014	€ 102,972
Closing foreign exchange rate | $ / €	1.1050	1.1050	1.080	1.082	1.0666	1.1326
Exposure to foreign exchange risk | USD
Financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%	5.00%
Closing foreign exchange rate | $ / €	1.11	1.11
Foreign exchange rate with reasonably possible increase in risk assumption | $ / €	1.16	1.16
Inflation Risk | Minimum
Financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%	5.00%
Inflation Risk | Maximum
Financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%	10.00%
Derivatives Risk
Financial risk management
Percentage of reasonably possible increase or decrease in volatility	1.00%	1.00%
Increase or decrease in fair value of warrants due to reasonably possible increase or decrease in volatility | €	€ 110
Cash and Cash equivalents
Financial risk management
Assets, fair value | €	26,918				€ 86,736	€ 86,553
Cash and Cash equivalents | Exposure to foreign exchange risk | USD
Financial risk management
Assets, fair value | $		$ 4,649
Impact of a 5% change in fair value | $		(221)
Short-term deposit accounts
Financial risk management
Assets, fair value | €	€ 70				€ 1,048	€ 8,829
Short-term deposit accounts | Exposure to foreign exchange risk | USD
Financial risk management
Assets, fair value | $		2,715
Impact of a 5% change in fair value | $		$ (129)